Consolidated Balance Sheet - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	€ 402,350,904	€ 123,248,256
Other Financial Assets	504,822,678	853,686,102
Accounts Receivable	91,231,143	75,911,054
Financial Assets from Collaborations	0	16,729,924
Income Tax Receivables	2,601,052	1,089,078
Other Receivables	12,852,390	2,226,912
Inventories	24,252,987	20,755,187
Prepaid Expenses and Other Current Assets	50,929,633	39,323,437
Total Current Assets	1,089,040,787	1,132,969,950
Non-current Assets
Property, Plant and Equipment	5,926,942	7,106,783
Right-of-Use Assets	45,060,360	42,485,275
Intangible assets	886,582,956	838,322,389
Goodwill	356,239,773	335,574,009
Investments in associates	5,352,451	0
Deferred Tax Asset	0	186,545,176
Prepaid Expenses and Other Assets	8,728,994	13,250,634
Total Non-currentAssets	1,307,891,476	1,423,284,266
Total Assets	2,396,932,263	2,556,254,216
Current Liabilities
Accounts Payable and Accruals	157,270,380	188,077,185
Lease liabilities	7,561,126	3,238,111
Tax Liabilities	792,675	528,217
Provisions	6,006,229	2,549,397
Contract Liability - thereof short-term	0	223,862
Bonds	2,031,250	422,945
Financial Liabilities from Collaborations	2,513,718	1,097,295
Financial Liabilities from Future Payments to Royalty Pharma	102,171,167	88,401,374
Total Current Liabilities	278,346,545	284,538,386
Non-current Liabilities
Lease Liabilities	38,219,225	39,345,777
Provisions	8,674,110	1,576,379
Contract Liability - thereof long-term	0	28,731
Deferred Tax Liability	6,506,420	22,065,419
Bonds	291,647,407	282,784,505
Financial Liabilities from Collaborations	217,825,779	513,264,290
Non-current Portion of Financial Liabilities from Future Payments to Royalty Pharma	1,398,303,228	1,167,774,786
Total Non-current Liabilities	1,961,176,169	2,026,839,887
Total Liabilities	2,239,522,714	2,311,378,273
Stockholders' Equity
Common Stock	34,231,943	34,231,943
Treasury Stock	(2,450,303)	(3,085,054)
Additional Paid-inCapital	833,708,724	833,320,689
Other Comprehensive Income Reserve	115,326,601	52,757,591
Accumulated Deficit	(823,407,416)	(672,349,226)
Total Stockholders' Equity	157,409,549	244,875,943
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	€ 2,396,932,263	€ 2,556,254,216